Investment Objectives and Goals - iShares Nasdaq Premium Income Active ETF	Nov. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares Nasdaq Premium Income Active ETF Ticker: BALQ Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Nasdaq Premium Income Active ETF (the “Fund”) seeks to provide current income with consideration for capital appreciation.